UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 120.5%
Corporate - 14.9%	Essex County Industrial Development Agency New York, RB,
	International Paper Co. Project, Series A, AMT, 6.63%,
	9/01/32	$ 100	$ 100,546
	New York City Industrial Development Agency, RB, American
	Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	750	699,735
	New York City Industrial Development Agency, RB, American
	Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	1,000	935,450
	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	1,750	1,719,270
	Port Authority of New York & New Jersey, RB, Continental
	Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT,
	9.13%, 12/01/15	2,195	2,196,954
	Suffolk County Industrial Development Agency New York, RB,
	KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	483,885
			6,135,840
County/City/Special	City of New York New York, GO, Series A-1, 4.75%, 8/15/25	500	519,855
District/School District -	City of New York New York, GO, Series D, 5.38%, 6/01/32	2,040	2,077,454
19.4%	City of New York New York, GO, Sub-Series G-1, 6.25%,
	12/15/31	250	285,392
	City of New York New York, GO, Sub-Series I-1, 5.38%,
	4/01/36	450	474,102
	Hudson Yards Infrastructure Corp., RB, Series A, 5.00%,
	2/15/47	200	182,022
	Hudson Yards Infrastructure Corp., RB, Series A (FGIC), 5.00%,
	2/15/47	500	455,055
	Hudson Yards Infrastructure Corp., RB, Series A (MBIA),
	4.50%, 2/15/47	1,000	825,310
	New York City Industrial Development Agency, RB, CAB,
	Yankee Stadium, PILOT (AGC), 6.36%, 3/01/41 (a)	5,155	750,929
	New York City Industrial Development Agency, RB, CAB,
	Yankee Stadium, PILOT (AGC), 6.41%, 3/01/43 (a)	2,500	318,825
	New York City Industrial Development Agency, RB,
	Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	100	110,244
	New York City Industrial Development Agency, RB,
	Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	250	225,927

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	SONYMA	State of New York Mortgage Agency

	BlackRock New York Municipal Bond Trust (BQH)
	Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City Industrial Development Agency, RB,
	Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	$ 150	$ 133,786
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-3, 5.25%, 1/15/39	500	516,440
	New York Convention Center Development Corp., RB, Hotel
	Unit Fee Secured (AMBAC), 5.00%, 11/15/44	1,000	941,880
	New York State Dormitory Authority, RB, State University
	Dormitory Facilities, Series A, 5.00%, 7/01/39	150	152,739
			7,969,960
Education - 22.0%	Albany Industrial Development Agency, RB, New Covenant
	Charter School Project, Series A, 7.00%, 5/01/25	200	125,996
	Albany Industrial Development Agency, RB, New Covenant
	Charter School Project, Series A, 7.00%, 5/01/35	130	81,897
	Dutchess County Industrial Development Agency New York,
	RB, Vassar College Project, 5.35%, 8/01/11 (b)	1,000	1,089,380
	Dutchess County Industrial Development Agency New York,
	Refunding RB, Bard College Civic Facility, Series A-2, 4.50%,
	8/01/36	500	409,370
	New York City Industrial Development Agency, RB, Lycee Francais
	de New York Project, Series A (ACA), 5.50%,
	6/01/15	250	263,347
	New York City Industrial Development Agency, Refunding RB,
	Polytechnic University Project (ACA), 5.25%, 11/01/37	250	213,662
	New York Liberty Development Corp., RB, National Sports
	Museum Project, Series A, 6.13%, 2/15/19 (c)(d)	385	4
	New York State Dormitory Authority, RB, 5.83%, 7/01/39 (e)	175	139,017
	New York State Dormitory Authority, RB, City University, 4th
	Series A, 5.25%, 7/01/11 (b)	1,215	1,306,465
	New York State Dormitory Authority, RB, Iona College
	(Syncora), 5.13%, 7/01/32	2,500	2,500,175
	New York State Dormitory Authority, RB, Mount Sinai School
	of Medicine, 5.13%, 7/01/39	500	491,380
	New York State Dormitory Authority, RB, Rochester Institute
	of Technology, Series A, 6.00%, 7/01/33	325	355,274
	New York State Dormitory Authority, RB, University of
	Rochester, Series A, 5.13%, 7/01/39	215	218,986
	New York State Dormitory Authority, Refunding RB, Brooklyn
	Law School, 5.75%, 7/01/33	125	127,858
	New York State Dormitory Authority, Refunding RB, Teachers
	College, 5.50%, 3/01/39	350	361,445
	Trust for Cultural Resources, RB, Carnegie Hall,
	Series A, 4.75%, 12/01/39	550	538,879
	Trust for Cultural Resources, RB, Juilliard School,
	Series A, 5.00%, 1/01/39	550	569,888

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Yonkers Industrial Development Agency New York, RB,
	Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	$ 250	$ 253,345
			9,046,368
Health - 6.4%	Genesee County Industrial Development Agency New York,
	Refunding RB, United Memorial Medical Center Project, 5.00%,
	12/01/27	150	118,267
	New York State Dormitory Authority, RB, NYU Hospital
	Center, Series B, 5.63%, 7/01/37	260	250,302
	New York State Dormitory Authority, RB, New York &
	Presbyterian Hospital (FSA), 5.25%, 2/15/31	425	436,365
	New York State Dormitory Authority, RB, New York State
	Association for Retarded Children, Inc., Series B (AMBAC),
	6.00%, 7/01/32	185	194,341
	New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish Health System, Series A, 5.50%, 5/01/37	450	449,343
	New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish Health System, Series A, 5.75%, 5/01/37	500	508,700
	New York State Dormitory Authority, Refunding RB, North Shore-
	Long Island Jewish Health System, Series E,
	5.50%, 5/01/33	250	250,535
	Saratoga County Industrial Development Agency New York, RB,
	Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	184,932
	Suffolk County Industrial Development Agency New York,
	Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	260	230,545
			2,623,330
Housing - 7.2%	New York City Housing Development Corp., RB, Series A, AMT,
	5.50%, 11/01/34	2,500	2,504,350
	New York State HFA, RB, Highland Avenue Senior Apartments,
	Series A, AMT (SONYMA), 5.00%, 2/15/39	500	447,190
			2,951,540
State - 20.1%	New York State Dormitory Authority, LRB, Municipal Health
	Facilities, Sub-Series 2-4, 4.75%, 1/15/30	500	501,980
	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	300	330,834
	New York State Dormitory Authority, RB, Mental Health Services
	Facilities Improvement, Series A (FSA),
	5.00%, 2/15/22	335	356,973
	New York State Urban Development Corp., RB, Personal Income
	Tax, State Facilities, Series A, 5.25%, 3/15/12 (b)	5,000	5,518,550
	New York State Urban Development Corp., RB, State Personal
	Income Tax, Series B, 5.00%, 3/15/37	1,000	1,016,420
	State of New York, GO, Series A, 5.00%, 2/15/39	500	512,575
			8,237,332

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Tobacco - 8.7%	New York Counties Tobacco Trust III, RB, Tobacco Settlement
	Pass-Thru, Turbo, 6.00%, 6/01/43	$ 1,445	$ 1,302,682
	TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed,
	Series 1, 5.75%, 7/15/12 (b)	2,000	2,253,060
			3,555,742
Transportation - 9.9%	Metropolitan Transportation Authority, RB, Series 2008C,
	6.50%, 11/15/28	500	571,065
	Metropolitan Transportation Authority, RB, Series A, 5.63%,
	11/15/39	250	265,447
	Metropolitan Transportation Authority, RB, Series B, 4.50%,
	11/15/37	250	227,432
	Port Authority of New York & New Jersey, RB, Consolidated,
	126th Series, AMT (MBIA), 5.25%, 5/15/37	2,750	2,757,508
	Port Authority of New York & New Jersey, RB, Consolidated,
	161st Series, 4.50%, 10/15/37	250	237,790
			4,059,242
Utilities - 11.9%	Long Island Power Authority, RB, General, Series C (CIFG),
	5.25%, 9/01/29	500	546,630
	Long Island Power Authority, Refunding RB, Series A, 5.50%,
	4/01/24	250	272,653
	Long Island Power Authority, Refunding RB, Series A, 6.25%,
	4/01/33	100	114,362
	New York City Municipal Water Finance Authority, RB, Second
	General Resolution (MBIA), 4.50%, 6/15/37	250	238,970
	New York City Municipal Water Finance Authority, RB,
	Series A (FGIC), 5.25%, 6/15/11 (b)	2,500	2,682,375
	New York State Environmental Facilities Corp., Refunding RB,
	Revolving Funds, New York City Water Project, Series D,
	5.13%, 6/15/31	1,000	1,020,610
			4,875,600
	Total Municipal Bonds in New York		49,454,954
Guam - 2.4%
County/City/Special	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	230	234,025
District/School
District - 0.6%
State - 0.6%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	225	230,659
Tobacco - 0.4%	Guam Economic Development & Commerce Authority, Refunding
	RB, Tobacco Settlement Asset-Backed, 5.63%,
	6/01/47	200	166,404
Utilities - 0.8%	Guam Government Waterworks Authority, Refunding RB,
	Water, 5.88%, 7/01/35	350	331,618
	Total Municipal Bonds in Guam		962,706
Multi-State - 6.6%
Housing - 6.6%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (f)(g)	2,500	2,722,100
	Total Municipal Bonds in Multi-State		2,722,100

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 18.2%
County/City/Special	Puerto Rico Sales Tax Financing Corp., RB, First
District/School	Sub-Series A, 6.00%, 8/01/42	$ 1,000	$ 1,024,210
District - 3.0%	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB,
	Series A (MBIA), 5.79%, 8/01/41 (a)	1,400	213,122
			1,237,332
State - 12.2%	Commonwealth of Puerto Rico, GO, Public Improvement,
	Series A, 5.13%, 7/01/31	1,825	1,699,805
	Puerto Rico Commonwealth Infrastructure Financing
	Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (a)	2,000	261,480
	Puerto Rico Commonwealth Infrastructure Financing Authority,
	RB, CAB, Series A (AMBAC), 5.00%, 7/01/44 (a)	2,000	155,720
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series D, 5.25%, 7/01/12 (b)	1,980	2,191,068
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series D, 5.25%, 7/01/27	720	699,840
			5,007,913
Tobacco - 1.0%	Children's Trust Fund, Refunding RB, Asset-Backed,
	5.63%, 5/15/43	500	428,605
Transportation - 2.0%	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series D, 5.25%, 7/01/12 (b)	750	831,578
	Total Municipal Bonds in Puerto Rico		7,505,428
	Total Municipal Bonds - 147.7%		60,645,188
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (h)
New York - 7.1%
Housing - 6.0%	New York Mortgage Agency, Refunding RB, Series 101, AMT,
	5.40%, 4/01/32	2,477	2,479,977
Utilities - 1.1%	New York City Municipal Water Finance Authority, RB,
	Fiscal 2009, Series A, 5.75%, 6/15/40	405	444,102
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 7.1%		2,924,079
	Total Long-Term Investments
	(Cost - $62,558,656) - 154.8%		63,569,267
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.04% (i)(j)	1,037,417	1,037,417
	Total Short-Term Securities
	(Cost - $1,037,417) - 2.5%		1,037,417
	Total Investments (Cost - $63,596,073*) - 157.3%		64,606,684
	Other Assets Less Liabilities - 0.3%		113,945
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (3.7)%		(1,510,128)
	Preferred Shares, at Redemption Value - (53.9)%		(22,126,662)
	Net Assets Applicable to Common Shares - 100.0%	$ 41,083,839

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 61,994,426
Gross unrealized appreciation	$ 2,976,049
Gross unrealized depreciation	(1,872,868)
Net unrealized appreciation	$ 1,103,181

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) Non-income producing security.

(d) Issuer filed for bankruptcy and/or is in default of interest payments.

(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i) Represents the current yield as of report date.

(j) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	$ (99,923)	$ 104

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BlackRock New York Municipal Bond Trust (BQH)
Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 1,037,417
Level 2 - Long-Term Investments[1]	63,569,267
Level 3	-
Total	$ 64,606,684

1 See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 22, 2010